Going Concern	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Liquidity Risks and Managements Plans [Abstract]
Liquidity Disclosures [Text Block]
Note 2 – Going Concern

As reflected in the accompanying financial statements, the Company had a net loss of approximately $2,846,000 and net cash and cash equivalents used in operations of approximately $749,000 for the three months ended March 31, 2014. The Company has an accumulated deficit of approximately $47,601,000 and working capital of approximately $770,000 at March 31, 2014. The Company does not yet have a history of financial stability. Historically, the principal source of liquidity has been the issuance of debt and equity securities. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The accompanying financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.  These financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern. The ability of the Company to continue as a going concern is dependent on management's plans, which include further implementation of its business plan and continuing to raise funds through debt and/or equity raises.

As discussed in Note 11, the Company recently filed a registration statement in connection with a primary offering of at least $10 million in gross proceeds its securities. Assuming the Company closes this offering, management expects that the going concern treatment will no longer be relevant, although no assurances can be given.

Note 2 – Going Concern

As reflected in the accompanying consolidated financial statements, the Company had a net loss of approximately $4,263,000 and net cash and cash equivalents used in operations of approximately $1,778,000 for the year ended December 31, 2013. The Company has an accumulated deficit of approximately $44,754,000 and a working capital deficit of approximately $1,269,000 at December 31, 2013. The Company does not yet have a history of financial stability. Historically, the principal source of liquidity has been the issuance of debt and equity securities. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The ability of the Company to continue as a going concern is dependent on management's plans, which include further implementation of its business plan and continuing to raise funds through debt and/or equity.

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. These  consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.